STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
STATEMENTS OF OPERATIONS
Revenue	$ 0	$ 266
Total Revenue	0	266
Operating expenses
Professional fees	1,308,739	110,017
Salaries	1,058,275	81,000
Depreciation and amortization	281,383	58,754
Bad debt expense	0	30,000
Impairment of goodwill and intangible assets	2,938,247	198,193
Other general and administrative costs	1,056,614	59,476
Total operating expenses	6,643,258	537,440
Loss from operations	(6,643,258)	(537,174)
Other income and expense
Other income	0	5,435
Interest and other expense	(816,963)	(153,700)
Financing cost	(180,609)	0
Change in fair value of derivative financial instruments	(150,094)	0
Loss on conversion of shares	0	(426,000)
Loss on exercise of warrants	0	(60,000)
Other expense net	(1,147,666)	(634,265)
Net loss before income tax	(7,790,924)	(1,171,439)
Provision for income taxes (benefit)	0	0
Net Loss	$ (7,790,924)	$ (1,171,439)
Net Loss Per Common Stock - basic and fully diluted	$ (0.23)	$ (0.05)
Weighted-average number of shares of Common
Stock outstanding - basic and fully diluted	33,667,846	25,088,688